Segment, Customer and Geographic Information (Schedule of Information Regarding Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total sales	$ 364,012	$ 365,704	$ 324,253
Income/(loss) before taxes	461,968	(135,636)	(426,900)
Income Taxes	(11,499)	(72,809)	(2,252)
Profit/(loss) for the year from continuing operations	450,469	(208,445)	(429,152)
Depreciation and amortization	30,416	30,794	27,286
Financing income	(28,592)	(2,904)	(7,724)
Financing expenses	30,382	70,166	47,276
Other items:
Share in losses/(income) of associated companies	105,257	110,665	186,215
Gain on third party investment in Qoros	(504,049)
Fair value loss on derivative asset	39,788
Write back of impairment of investments		(28,758)	72,263
Provision of financial guarantee	(62,563)		130,193
Other items	(389,361)	179,963	455,509
Adjusted EBITDA	72,607	44,327	28,609
Segment assets	1,224,338	2,404,163	4,931,576
Investments in associated companies	230,780	121,694	208,233
Total assets	1,455,118	2,525,857	5,139,809
Segment liabilities	739,400	1,474,510	4,243,589
Capital expenditure	100,408	230,471	317,853
OPC [Member]
Disclosure of operating segments [line items]
Total sales	363,262	365,395	324,188
Income/(loss) before taxes	36,499	22,708	20,450
Income Taxes	(10,233)	(8,945)	(67)
Profit/(loss) for the year from continuing operations	26,266	13,763	20,383
Depreciation and amortization	29,809	30,102	26,697
Financing income	(2,031)	(1,088)	(2,988)
Financing expenses	27,219	33,753	22,838
Other items:
Share in losses/(income) of associated companies
Gain on third party investment in Qoros
Fair value loss on derivative asset
Write back of impairment of investments
Provision of financial guarantee
Other items	54,997	62,767	46,547
Adjusted EBITDA	91,496	85,475	66,997
Segment assets	893,162	939,809	667,631
Investments in associated companies
Segment liabilities	700,452	742,692	533,684
Capital expenditure	100,389	109,226	72,540
Quantum [Member]
Disclosure of operating segments [line items]
Total sales
Income/(loss) before taxes	456,854	(127,526)	(142,534)
Income Taxes
Profit/(loss) for the year from continuing operations	456,854	(127,526)	(142,534)
Depreciation and amortization
Financing income	(10,371)
Financing expenses	2,003	6,328
Other items:
Share in losses/(income) of associated companies	78,338	121,198	142,534
Gain on third party investment in Qoros	(504,049)
Fair value loss on derivative asset	39,788
Write back of impairment of investments
Provision of financial guarantee	(62,563)
Other items	(456,854)	127,526	142,534
Adjusted EBITDA
Segment assets	91,626	15,654	2,016
Investments in associated companies	139,184	1,694	117,593
Segment liabilities		75,081
Capital expenditure
Other [Member]
Disclosure of operating segments [line items]
Total sales	750	309	65
Income/(loss) before taxes	(31,385)	(30,818)	(304,816)
Income Taxes	(1,266)	(63,864)	(2,185)
Profit/(loss) for the year from continuing operations	(32,651)	(94,682)	(307,001)
Depreciation and amortization	607	692	589
Financing income	(48,430)	(13,230)	(17,081)
Financing expenses	33,400	41,499	36,783
Other items:
Share in losses/(income) of associated companies	26,919	(10,533)	43,681
Gain on third party investment in Qoros
Fair value loss on derivative asset
Write back of impairment of investments		(28,758)	72,263
Provision of financial guarantee			130,193
Other items	12,496	(10,330)	266,428
Adjusted EBITDA	(18,889)	(41,148)	(38,388)
Segment assets	239,550	1,448,700	4,261,929
Investments in associated companies	91,596	120,000	90,640
Segment liabilities	38,948	656,737	3,709,905
Capital expenditure	19	121,245	245,313
Adjustments [Member]
Disclosure of operating segments [line items]
Total sales
Income/(loss) before taxes
Income Taxes
Profit/(loss) for the year from continuing operations
Depreciation and amortization
Financing income	32,240	11,414	12,345
Financing expenses	(32,240)	(11,414)	(12,345)
Other items:
Share in losses/(income) of associated companies
Write back of impairment of investments
Provision of financial guarantee
Other items
Adjusted EBITDA
Segment assets
Investments in associated companies
Segment liabilities
Capital expenditure